Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Available-for-sale financial assets [abstract]
Schedule of Long-Term Investments

	2021			2020
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

West African Resources Ltd. (Note 8)	20,530	759	21,289	—	—	—
St. Augustine Gold & Copper Ltd.	20,193	(11,578)	8,615	20,193	(13,780)	6,413
RTG Mining Inc.	13,400	(12,114)	1,286	13,400	(11,167)	2,233
Libero Copper & Gold Corporation	632	272	904	632	61	693
Goldstone Resources Ltd.	20	4	24	20	(5)	15
	54,775	(22,657)	32,118	34,245	(24,891)	9,354